Potentially dilutive instruments (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Potentially Dilutive Instruments [Line Items]
Employee share-based compensation awards	3,605,198	24,124,341	46,981,698
Other equity derivative contracts	11,912,450	9,122,496	8,419,122
Total	15,517,648	33,246,837	55,400,820